Right-of-use assets and lease liabilities - Summary of depreciation rate right of use assets (Detail) - Weighted average [member]	12 Months Ended
Dec. 31, 2019
Land [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of use assets depreciation rate	29.90%
Building Improvements [Member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of use assets depreciation rate	12.20%
Machinery and Equipment [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of use assets depreciation rate	69.60%
Vehicles [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of use assets depreciation rate	51.00%
Other assets [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of use assets depreciation rate	19.90%